CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2021		61,075,035
Balance, amount at Dec. 31, 2021	$ (539,908)	$ 61,075	$ 17,317,411	$ (17,918,394)
Stock issued for services, shares		38,944,965
Stock issued for services, amount	7,788,993	$ 38,945	7,750,048	0
Spin-off of Everything Produce, shares		(19,385,464)
Spin-off of Everything Produce, amount	372,399	$ (19,385)	(1,123,194)	1,514,978
Net loss	(7,995,125)	$ 0	0	(7,995,125)
Balance, shares at Dec. 31, 2022		80,634,536
Balance, amount at Dec. 31, 2022	(373,641)	$ 80,635	23,944,265	(24,398,541)
Balance, shares at Dec. 31, 2022		179,188
Balance, amount at Dec. 31, 2022	(373,641)	$ 179	24,024,721	(24,398,542)
Net loss	(17,738)	$ 0	0	(17,738)
Balance, shares at Mar. 31, 2023		179,188
Balance, amount at Mar. 31, 2023	(391,380)	$ 179	24,024,721	(24,416,280)
Balance, shares at Dec. 31, 2022		80,634,536
Balance, amount at Dec. 31, 2022	(373,641)	$ 80,635	23,944,265	(24,398,541)
Balance, shares at Dec. 31, 2022		179,188
Balance, amount at Dec. 31, 2022	(373,641)	$ 179	24,024,721	(24,398,542)
Stock issued for services, shares		24,000,000
Stock issued for services, amount	732,000	$ 24,000	708,000	0
Net loss	(1,733,722)	$ 0	0	(1,733,722)
Stock issued for intangible assets, shares		5,000,000
Stock issued for intangible assets, amount	875,000	$ 5,000	870,000	0
Balance, shares at Dec. 31, 2023		109,634,536
Balance, amount at Dec. 31, 2023	(500,363)	$ 109,635	25,522,265	(26,132,263)
Balance, shares at Mar. 31, 2023		179,188
Balance, amount at Mar. 31, 2023	(391,380)	$ 179	24,024,721	(24,416,280)
Net loss	(18,874)	$ 0	0	(18,874)
Stock issued for intangible assets, shares		11,111
Stock issued for intangible assets, amount	875,000	$ 11	874,989	0
Balance, shares at Jun. 30, 2023		190,299
Balance, amount at Jun. 30, 2023	464,746	$ 190	24,899,710	(24,435,154)
Net loss	(2,938,336)	$ 0	0	(2,938,336)
Stock issued for services, shares		53,333
Stock issued for services, amount	2,928,000	$ 53	2,927,947	0
Balance, shares at Sep. 30, 2023		243,632
Balance, amount at Sep. 30, 2023	454,410	$ 243	27,827,657	(27,373,490)
Balance, shares at Dec. 31, 2023		109,634,536
Balance, amount at Dec. 31, 2023	(500,363)	$ 109,635	25,522,265	(26,132,263)
Balance, amount at Dec. 31, 2023	(500,363)	$ 244	25,631,656	(26,132,263)
Balance, shares at Dec. 31, 2023		243,632
Net loss	(774,220)	$ 0	0	(774,220)
Share-based compensation	732,000	$ 0	732,000	0
Balance, shares at Mar. 31, 2024		243,632
Balance, amount at Mar. 31, 2024	(542,583)	$ 244	26,363,656	(26,906,483)
Net loss	(1,525,907)	0	0	(1,525,907)
Share-based compensation	1,464,000	$ 0	1,464,000	0
Balance, shares at Jun. 30, 2024		243,632
Balance, amount at Jun. 30, 2024	(604,490)	$ 244	27,827,656	(28,432,390)
Net loss	(43,481)	$ 0	0	(43,481)
Balance, shares at Sep. 30, 2024		243,632
Balance, amount at Sep. 30, 2024	$ (647,971)	$ 244	$ 27,827,656	$ (28,475,871)